PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:	PROPERTY AND EQUIPMENT, NET

	December 31,
	2019	2018
Cost:
Computers and peripheral equipment	$7,212	$7,004
Office furniture and equipment	2,703	2,836
Leasehold improvements	8,678	8,712
Capitalized software	12,488	12,645

Total cost	31,081	31,197
Less: accumulated depreciation and amortization	(20,163)	(15,548)
Property and equipment, net	$10,918	$15,649

Depreciation and amortization expenses totaled to $5,455, $4,950 and $3,567, for the years ended December 31, 2019, 2018 and 2017, respectively.

During 2018 the Company capitalized software development costs of $1,756. In 2019 there were no software development capitalization cost.

Amortization expense for the related capitalized internally developed software in the consolidated statements of income amounted to $3,607, $2,978 and $842 during 2019, 2018 and 2017, respectively.